Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2018
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

Offsetting Financial Assets and Financial Liabilities

The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

Assets

	Dec 31, 2018
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,194	(2,629)	5,565	0	0	(5,565)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,656	0	2,656	0	0	(2,169)	488
Securities borrowed (enforceable)	3,157	0	3,157	0	0	(3,055)	102
Securities borrowed (non-enforceable)	239	0	239	0	0	(239)	0
Financial assets at fair value through profit or loss (enforceable)	435,306	(73,286)	362,020	(250,476)	(39,006)	(63,733)	8,805
Of which: Positive market values from derivative financial instruments (enforceable)	324,348	(19,269)	305,080	(250,231)	(38,731)	(6,682)	9,436
Financial assets at fair value through profit or loss (non-enforceable)	211,323	0	211,323	0	(1,858)	(12,013)	197,452
Of which: Positive market values from derivative financial instruments (non-enforceable)	14,978	0	14,978	0	(1,858)	(1,277)	11,843
Total financial assets at fair value through profit or loss	646,629	(73,286)	573,344	(250,476)	(40,864)	(75,746)	206,257
Loans at amortized cost	400,297	0	400,297	0	(13,505)	(39,048)	347,743
Other assets	107,633	(14,189)	93,444	(29,073)	(522)	(92)	63,757
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,451	(423)	3,028	(2,347)	(520)	(92)	69
Remaining assets subject to netting	1,097	0	1,097	0	0	(621)	475
Remaining assets not subject to netting	268,338	0	268,338	0	(227)	(1,540)	266,571
Total assets	1,438,241	(90,104)	1,348,137	(279,550)	(55,118)	(128,075)	885,394

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2018
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in €	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	564,405	0	564,405	0	0	0	564,405
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	7,145	(3,677)	3,468	0	0	(3,468)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,399	0	1,399	0	0	(1,140)	259
Securities loaned (enforceable)	3,164	0	3,164	0	0	(3,164)	0
Securities loaned (non-enforceable)	195	0	195	0	0	(164)	31
Financial liabilities at fair value through profit or loss (enforceable)	399,625	(71,469)	328,156	(251,495)	(25,232)	(40,935)	10,493
Of which: Negative market values from derivative financial instruments (enforceable)	309,401	(18,978)	290,423	(250,908)	(25,232)	(4,805)	9,478
Financial liabilities at fair value through profit or loss (non-enforceable)	87,524	0	87,524	0	(2,301)	(11,268)	73,955
Of which: Negative market values from derivative financial instruments (non-enforceable)	11,064	0	11,064	0	(1,494)	(573)	8,996
Total financial liabilities at fair value through profit or loss	487,149	(71,469)	415,680	(251,495)	(27,533)	(52,204)	84,448
Other liabilities	132,470	(14,957)	117,513	(42,260)	(73)	(158)	75,022
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,537	(615)	1,922	(1,670)	(71)	(158)	23
Remaining liabilities not subject to netting	173,577	0	173,577	0	0	0	173,577
Total liabilities	1,369,503	(90,104)	1,279,400	(293,755)	(27,606)	(60,297)	897,742

Assets

	Dec 31, 2017
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,136	(455)	7,681	0	0	(7,675)	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	0	2,290	0	0	(2,239)	51
Securities borrowed (enforceable)	14,987	0	14,987	0	0	(14,093)	894
Securities borrowed (non-enforceable)	1,744	0	1,744	0	0	(1,661)	83
Financial assets at fair value through profit or loss
Trading assets	185,127	(465)	184,661	0	(81)	(86)	184,495
Positive market values from derivative financial instruments (enforceable)	363,859	(18,237)	345,622	(285,421)	(41,842)	(7,868)	10,490
Positive market values from derivative financial instruments (non-enforceable)	15,410	0	15,410	0	(1,811)	(1,276)	12,323
Financial assets designated at fair value through profit or loss (enforceable)	125,869	(64,003)	61,865	(728)	(773)	(56,410)	3,954
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	0	29,411	0	0	(20,534)	8,876
Total financial assets at fair value through profit or loss	719,676	(82,706)	636,970	(286,149)	(44,508)	(86,174)	220,138
Loans	401,699	0	401,699	0	(12,642)	(40,775)	348,282
Other assets	112,023	(10,531)	101,491	(29,854)	(569)	(94)	70,975
of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859	(706)	3,153	(2,461)	(565)	(94)	33
Remaining assets not subject to netting	307,869	0	307,869	0	(390)	(70)	307,409
Total assets	1,568,425	(93,692)	1,474,732	(316,003)	(58,109)	(152,782)	947,839

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2017
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in €	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	581,873	0	581,873	0	0	0	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318	(455)	12,863	0	0	(12,863)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242	0	5,242	0	0	(4,985)	257
Securities loaned (enforceable)	6,688	0	6,688	0	0	(6,688)	0
Securities loaned (non-enforceable)	0	0	0	0	0	0	0
Financial liabilities at fair value through profit or loss
Trading liabilities	72,106	(643)	71,462	0	0	0	71,462
Negative market values from derivative financial instruments (enforceable)	347,496	(17,928)	329,568	(286,720)	(25,480)	(6,124)	11,244
Negative market values from derivative financial instruments (non-enforceable)	13,158	0	13,158	0	(1,913)	(615)	10,630
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594	(63,360)	41,234	(728)	0	(40,506)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214	0	23,214	0	1,111	(13,646)	10,679
Total financial liabilities at fair value through profit or loss	560,568	(81,932)	478,636	(287,448)	(26,282)	(60,891)	104,015
Other liabilities	143,514	(11,306)	132,208	(44,815)	(31)	(87)	87,275
of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841	(547)	1,294	(1,162)	(31)	(87)	15
Remaining liabilities not subject to netting	189,122	0	189,122	0	0	0	189,122
Total liabilities	1,500,326	(93,692)	1,406,633	(332,263)	(26,314)	(85,514)	962,542

The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively.

The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset.

Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws.

The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively.

The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.